Financial instruments by category (Details 2) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure of financial liabilities [line items]
Interest income	$ 964	$ 955	$ 1,100
Interest expense	(20,460)	(19,802)	(18,332)
Foreign exchange gains, net	(6,274)	1,248	(13,520)
Dividend income	168	97	209
Fair value gain on financial assets at fair value through profit or loss	(10,479)	2,433	(2,083)
Gain on derivative financial instruments, net	(467)	515	400
Other finance costs	2,776	733	(92)
Total financial instruments	(33,772)	(13,821)	(32,318)
Financial Assets And Liabilities At Amortised Cost Category [Member]
Disclosure of financial liabilities [line items]
Interest income	964	955	1,100
Interest expense	(20,460)	(19,802)	(18,332)
Foreign exchange gains, net	(6,274)	1,248	(13,520)
Dividend income	168	97	209
Fair value gain on financial assets at fair value through profit or loss
Gain on derivative financial instruments, net
Other finance costs	2,776	733	(92)
Total financial instruments	(22,826)	(16,769)	(30,635)
Financial Assets And Liabilities At Fair Value Through Profit Or Loss Category [Member]
Disclosure of financial liabilities [line items]
Interest income
Interest expense
Foreign exchange gains, net
Dividend income
Fair value gain on financial assets at fair value through profit or loss	(10,479)	2,433	(2,083)
Gain on derivative financial instruments, net	(467)	515	400
Other finance costs
Total financial instruments	$ (10,946)	$ 2,948	$ (1,683)